Staff Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Staff Retirement Plans (Details Textual)
Employer matching contribution percent	5.00%
Cost of contribution to the staff retirement plans	$ 114	$ 242	$ 227
Hong Kong [Member]
Staff Retirement Plans (Details Textual)
Mandatory provident fund, description	The MPF is available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong.